Related Parties	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Related Parties
 Related Parties
The Company engages in transactions in the ordinary course of business with entities with whom certain of our directors or members of management have a relationship. The Company has determined that these transactions were carried out on an arm’s-length basis and are not material individually or in the aggregate. All of these transactions were approved in accordance with the Company’s Policy on Covered Transactions with Related Persons. The following provides a brief description of these relationships.

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The Company’s Chairman of the Board of Directors was a Senior Advisor to Lime Rock Partners in 2012, which holds an investment interest in Global Energy Services, which includes the Southwest Oilfield Products division, an oilfield equipment manufacturing company, and which holds an investment interest in Tesco Corporation, an oilfield equipment and services company. The Company's Chairman of the Board of Directors is also a member of the Board of Directors of Independence Contract Drilling, which purchased Louisiana Electric Rig Services, an equipment manufacturing and service company, from Global Energy Services in 2012.

•	A member of the Company’s Board of Directors is a member of the Board of Directors of HCC Insurance Holdings, a specialty insurance group.

•	A member of the Company’s Board of Directors is a member of the Board of Directors of Bristow Group, Inc.

•	The Company holds a three percent investment in each of Hall-Houston Exploration II, L.P., Hall-Houston Exploration III, L.P. and Hall-Houston Exploration IV, L.P., exploration and production funds.

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The Company has an investment in approximately 32% of the total outstanding equity of Discovery Offshore. Two of the Company’s officers are on the Board of Directors of Discovery Offshore (See Note 2).